Annual Total Returns- Vanguard Tax-Managed Balanced Fund (Retail) [BarChart] - Retail - Vanguard Tax-Managed Balanced Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.58%	10.87%	14.34%	9.81%	2.35%	5.94%	12.64%	(1.43%)	18.01%	13.30%